DEFERRED REVENUES AND COSTS - Schedule of Deferred Selling and Obtaining Costs (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Deferred Revenue Arrangement [Line Items]
Deferred selling and obtaining costs, beginning of period	$ 112,660	$ 126,398	$ 126,398
Change in deferred selling and obtaining costs	$ 1,850	$ 4,780	4,819	$ 9,508
Deferred selling and obtaining costs, end of period			112,660	$ 126,398
Impact of Adoption of FASB ASC 606
Deferred Revenue Arrangement [Line Items]
Cumulative effect of accounting changes			$ (18,557)